Financial instruments, risk management and capital management	12 Months Ended
Dec. 31, 2023
Financial instruments, risk management and capital management
Financial instruments, risk management and capital management
22.	Financial instruments, risk management and capital management

22.1Financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities. The Company does not hold any financial assets and financial liabilities other than those measured at amortized cost. Management assessed that the carrying values of the Company’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values.

22.2Financial risk management

	As of December 31,
(in thousands)	2023	2022
Financial assets measured at amortized cost
Cash and cash equivalents (Note 14)	$44,231	$100,333
Investments (Note 13)	51,340	32,535
Other non-current assets and security deposits	319	809
Receivables and other	1,459	3,254
Total financial assets	$97,349	$136,931

Financial liabilities measured at amortized cost
Borrowings (Note 16)	$5,282	$4,640
Trade payables and other (Note 17)	4,446	3,965
Accrued expenses and other current liabilities (Note 18)	4,773	8,193
Lease liabilities (Note 12)	1,031	810
Total financial liabilities	$15,532	$17,608

The Company is exposed to a variety of financial risks: market risk and credit risk. Its overall risk management program seeks to minimize potential adverse effects of these financial risk factors on our financial performance.

22.2.1Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, which mostly impacts the Company, comprises two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include cash, cash equivalents, investments, accounts receivable and trade and other payables. All of these financial instruments generally are short-term in nature, with maturities and settlement dates between one and 12 months.

The Company does not enter into any derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk. During 2023, the foreign currency exchange rate between USD and EUR fluctuated throughout the year, with a 7.4% difference between the high and low rates, which had an impact on the results of our operations presented in USD, including foreign currency exchange losses of $1.4 million for the year ended December 31, 2023. Continued variations in exchange rates similar to this could have impacted its loss for the year by approximately $5.9 million as additional gain or loss. Due to the nature of its investment portfolio and other financial instruments, the Company does not believe an immediate 1.0% increase in interest rates would have a material effect on the fair market value of our portfolio, and accordingly the Company does not expect a sudden change in market interest rates to affect materially our operating results or cash flows.

22.2.2Credit risk

Cash and cash equivalents

The Company held cash and cash equivalents as of December 31, 2023 and 2022 of $44.2 million and $100.3 million, respectively.

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily accounts receivable) and from its cash and cash equivalents held with three banks. Cash and cash equivalents, and short-term marketable securities are financial instruments that potentially subject the Company to concentrations of credit risk. As of December 31, 2023 and 2022, its cash consists of cash deposited with three financial institutions and account balances may exceed insured limits.

On March 10, 2023, Silicon Valley Bank, Santa Clara, California, or SVB, was closed by the California Department of Financial Protection and Innovation and the Federal Deposit Insurance Corporation, or FDIC, was appointed receiver. On March 26, 2023, First–Citizens Bank & Trust Company, Raleigh, North Carolina, or First Citizens, purchased all deposits and loans of SVB, and the former SVB reopened as First-Citizens Bank & Trust Company on Monday, March 27, 2023. The Company had a banking relationship with SVB, including $32.0 million as of December 31, 2022 held in Euros. Although most SVB depositors received full access to their funds on March 13, 2023, the Company had disrupted and delayed access to funds held in multi-currency accounts while the systems’ conversions were being completed to allow full–service banking, which has been resolved. As of December 31, 2023 the Company had no cash held at SVB as First-Citizens Bank & Trust Company. The majority of its cash is held at other financial institutions that can be used to fund operations. Management believes that the Company is not currently exposed to significant credit risk due to the financial strength of these institutions.

Investments

The Company invests its cash in accordance with a policy objective that seeks to ensure both liquidity and safety of principal. The policy limits investments to instruments issued by the U.S. government, certain SEC-registered money market funds that invest only in U.S. government obligations and various other low-risk liquid investment options, and places restrictions on portfolio maturity terms. The Company does not believe its current investments give rise to a material credit risk.

22.3	Capital management

The Company manages its capital to ensure that it will be able to continue as a going concern while maximizing return to shareholders through the optimization of the debt and equity balance.

The Company’s capital structure consists of net debt (leases as detailed in Note 12 and borrowings as detailed in Note 16 offset by cash and cash equivalents) and equity (as detailed in the consolidated statements of financial position).

In order to achieve this overall objective, its capital management, among other things, aims to ensure that it meets financial covenants attached to the borrowings that define capital structure requirements.

No changes were made in the objectives, policies, or processes for managing capital during the year ended December 31, 2023.

22.4	Liquidity Risk

As of December 31, 2023, the Company held cash, cash equivalents, and investments of $95.6 million, which it believes is sufficient to service its current liabilities of $14.9 million, as well as fund its operations for at least the next 12 months. Refer to Note 2, “Going Concern” for additional information. The Company does not believe it is exposed to material liquidity risk as of December 31, 2023.